COMMITMENTS AND CONTINGENCIES - Minimum Lease Payments under Non-Cancellable Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 25,271
2017	22,776
2018	22,408
2019	23,096
2020	16,352
Over 2020	80,365
Total minimum lease payments	$ 190,268